Quarterly Statement of Investments | See Notes to Statements of Investments.

[a]A portion or all of the security purchased on a delayed delivery basis.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June
30, 2011, the value of this security was $355,766, representing 3.36% of net assets.
[c]Non-income producing.
[d]The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
GDR - Global Depository Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

[a]Raspadskaya	Metals & Mining	577,882	3,389,598
Rosneft Oil Co.	Oil, Gas & Consumable Fuels	544,000	4,599,282
Rosneft Oil Co., GDR	Oil, Gas & Consumable Fuels	165,200	1,391,810
Sberbank RF	Commercial Banks	5,324,900	19,595,632
TNK-BP	Oil, Gas & Consumable Fuels	2,369,000	7,434,685
Uralkali	Chemicals	389,460	3,490,890
[c]Uralkali, GDR, Reg S	Chemicals	353,950	15,901,204
			146,082,279
Taiwan 0.6%			
Uni-President China Holdings Ltd.	Food Products	7,491,000	4,639,910
Total Common Stocks (Cost $451,686,164)			603,892,440
Preferred Stocks 20.5%			
Brazil 20.5%			
Banco Bradesco SA, ADR, pfd.	Commercial Banks	1,780,042	36,473,060
Bradespar SA, pfd.	Metals & Mining	251,900	6,388,447
Confab Industrial SA, pfd.	Metals & Mining	788,672	2,171,886
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	2,738,561	21,028,753
Metalurgica Gerdau SA, pfd.	Metals & Mining	118,228	1,514,336
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	922,200	28,293,096
Vale SA, ADR, pfd., A	Metals & Mining	2,165,800	62,721,568
Total Preferred Stocks (Cost $102,859,111)			158,591,146
Total Investments before Short Term Investments (Cost $554,545,275)			762,483,586
Short Term Investments (Cost $9,029,122) 1.2%			
Money Market Funds 1.2%			
United States 1.2%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio		9,029,122	9,029,122
Total Investments (Cost $563,574,397) 99.8%			771,512,708
Other Assets, less Liabilities 0.2%			1,807,976
Net Assets 100.0%			$ 773,320,684

[a]Non-income producing.
[b]At June 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2011, the value of this security was
$15,901,204, representing 2.06% of net assets.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

a,c Zhaikmunai LP, GDR, Reg S	Oil, Gas & Consumable Fuels	993,641	9,787,364
			10,241,010
Kenya 0.2%			
Safaricom Ltd.	Wireless Telecommunication Services	23,607,700	1,057,160
Latvia 0.9%			
a Grindeks	Pharmaceuticals	284,769	3,959,573
Malaysia 2.8%			
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,212,000	4,087,750
Lion Industries Corp. Bhd.	Metals & Mining	12,737,500	7,930,618
a Media Prima Bhd., wts., 12/31/14	Media	24,340	8,141
QSR Brands Bhd.	Hotels, Restaurants & Leisure	194,200	376,887
			12,403,396
Mexico 2.7%			
Grupo Herdez SAB de CV	Food Products	5,515,724	11,857,669
Nigeria 2.9%			
Access Bank Nigeria PLC	Commercial Banks	72,624,457	3,381,205
UAC of Nigeria PLC	Industrial Conglomerates	26,062,286	6,668,527
United Bank for Africa PLC	Commercial Banks	75,598,059	2,795,889
			12,845,621
Pakistan 0.0%†			
United Bank Ltd.	Commercial Banks	70,302	50,653
Philippines 5.1%			
Security Bank Corp.	Commercial Banks	2,548,500	5,880,249
Universal Robina Corp.	Food Products	17,630,000	16,596,770
			22,477,019
Poland 0.7%			
a AmRest Holdings NV	Hotels, Restaurants & Leisure	68,808	1,956,840
a Bomi SA	Food & Staples Retailing	334,571	816,086
a Warsaw Stock Exchange	Diversified Financial Services	19,000	360,229
			3,133,155
Republic of Serbia 2.2%			
a AIK Banka AD	Commercial Banks	219,906	9,741,867
Romania 0.8%			
a,d Impact Developer & Contractor SA	Real Estate Management & Development	12,171,000	1,541,477
SC Bursa De Valori Bucuresti SA	Diversified Financial Services	150,090	1,921,464
			3,462,941
Russia 6.2%			
a Belon OJSC	Metals & Mining	2,470,090	1,597,444
a,c Cherkizovo Group OJSC, GDR, Reg S	Food Products	147,032	2,712,740
a Russian Sea Group OAO	Food Products	745,844	2,002,841
a Synergy Co.	Beverages	349,907	11,903,410
Veropharm	Pharmaceuticals	202,875	8,935,705
			27,152,140
South Korea 11.1%			
Binggrae Co. Ltd.	Food Products	13,278	765,321
a CJ E&M Corp.	Media	150,680	6,312,461
HNK Machine Tool Co., Ltd.	Machinery	206,890	5,351,606
Maeil Dairy Industry	Food Products	189,818	2,134,785
Medy-tox Inc.	Pharmaceuticals	211,057	3,946,192
Pacific Corp.	Personal Products	26,967	5,484,385
Sam Kwang Glass Industry Co. Ltd.	Household Durables	211,368	13,648,787
Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	15,692	411,051
a Steel Flower Co. Ltd.	Metals & Mining	322,440	2,426,610
Vieworks Co. Ltd.	Health Care Equipment & Supplies	189,842	2,312,977

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2011, the aggregate value of these securities was $2,369,655, representing 0.54% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2011, the aggregate value of these securities was $14,555,524, representing 3.30% of net assets.
[d]See Note 6 regarding holdings of 5% voting securities.
[e]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

GDR - Global Depository Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

	Industry	Shares / Principal Amount		Value
Total Common Stocks (Cost $265,753,869)				271,044,713
Participatory Notes 4.6%				
Saudi Arabia 4.6%				
HSBC Bank PLC,				
Etihad Etisalat Co., 1/23/12	Wireless Telecommunication Services	317,830		4,449,501
Fawaz Abdulaziz Alhokair & Co., 9/05/11	Specialty Retail	343,346		4,339,778
Samba Financial Group, 9/05/11	Commercial Banks	171,376		2,284,952
Saudi Basic Industries Corp., 8/22/11	Chemicals	91,243		2,530,405
Total Participatory Notes (Cost $13,535,666)				13,604,636
Preferred Stocks (Cost $1,267,456) 0.4%				
Croatia 0.4%				
Adris Grupa d.d., pfd.	Tobacco	24,340		1,225,680
		Principal Amount		
Convertible Bonds (Cost $752) 0.0%[†]				
Oman 0.0%[†]				
Bank Muscat SAOG., cvt., 7.00%, 3/20/14	Commercial Banks	289	OMR	841
Total Investments before Short Term Investments (Cost $282,290,775)				287,658,680
		Shares		
Short Term Investments (Cost $3,867,522) 1.3%				
Money Market Funds 1.3%				
United States 1.3%				
[b,d]Institutional Fiduciary Trust Money Market Portfolio		3,867,522		3,867,522
Total Investments (Cost $286,158,297) 98.8%				291,526,202
Other Assets, less Liabilities 1.2%				3,431,491
Net Assets 100.0%				$ 294,957,693

†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2011, the aggregate value of these securities was $13,645,741, representing 4.63% of net assets.
[b]Non-income producing.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June
30, 2011, the value of this security was $2,731,173, representing 0.93% of net assets.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Currency

OMR - Omani Rial

Selected Portfolio

ADR - American Depository Receipt
GDR - Global Depository Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

Toyota Motor Corp.	Automobiles	231,500	9,489,473
			44,458,616
Netherlands 1.7%			
ᵃING Groep NV	Diversified Financial Services	1,059,240	13,039,588
Reed Elsevier NV	Media	525,110	7,047,574
			20,087,162
Norway 0.8%			
Statoil ASA	Oil, Gas & Consumable Fuels	373,890	9,469,079
Russia 0.8%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	534,300	7,774,065
Mobile TeleSystems, ADR	Wireless Telecommunication Services	127,225	2,419,820
			10,193,885
Singapore 2.5%			
DBS Group Holdings Ltd.	Commercial Banks	898,471	10,723,427
Jardine Cycle & Carriage Ltd.	Distributors	195,000	6,826,508
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	5,071,999	13,048,536
			30,598,471
South Korea 0.4%			
KB Financial Group Inc.	Commercial Banks	111,405	5,272,683
Spain 0.9%			
Telefonica SA	Diversified Telecommunication Services	453,408	11,085,613
Switzerland 3.7%			
Adecco SA	Professional Services	82,917	5,315,445
Credit Suisse Group AG	Capital Markets	134,020	5,212,243
Novartis AG	Pharmaceuticals	199,540	12,222,063
Roche Holding AG	Pharmaceuticals	86,250	14,433,129
Vontobel Holding AG	Capital Markets	220,930	7,488,707
			44,671,587
Taiwan 1.8%			
Compal Electronics Inc.	Computers & Peripherals	11,223,048	13,717,773
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,272,384	8,204,112
			21,921,885
United Kingdom 11.0%			
Aviva PLC	Insurance	1,751,940	12,344,718
BP PLC	Oil, Gas & Consumable Fuels	764,252	5,623,109
GlaxoSmithKline PLC	Pharmaceuticals	613,876	13,145,159
Hays PLC	Professional Services	2,749,230	4,546,813
HSBC Holdings PLC	Commercial Banks	1,413,832	13,998,876
Kingfisher PLC	Specialty Retail	3,271,624	14,032,307
Marks & Spencer Group PLC	Multiline Retail	1,912,050	11,097,769
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	12,306	438,003
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	504,429	17,994,452
The Sage Group PLC	Software	2,580,790	11,968,048
Tesco PLC	Food & Staples Retailing	1,799,261	11,607,566
Vodafone Group PLC	Wireless Telecommunication Services	4,823,109	12,799,094
WSP Group PLC	Professional Services	999,470	4,154,488
			133,750,402
United States 16.3%			
Abbott Laboratories	Pharmaceuticals	229,830	12,093,655
Accenture PLC, A	IT Services	184,560	11,151,115
Bank of America Corp.	Diversified Financial Services	541,490	5,934,730
ᵃBrocade Communications Systems Inc.	Communications Equipment	885,780	5,722,139
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	8,626,219
Cisco Systems Inc.	Communications Equipment	501,900	7,834,659

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

[f,g]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Diversified Telecommunication Services	362,019	EUR	575,566
				1,495,383
Jamaica 0.1%				
[f]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Wireless Telecommunication Services	1,100,000		1,130,250
Japan 0.1%				
[f]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Diversified Telecommunication Services	500,000		506,563
Kazakhstan 0.9%				
HSBK (Europe) BV,				
[f]144A, 7.25%, 5/03/17	Commercial Banks	800,000		816,632
[h]Reg S, 7.25%, 5/03/17	Commercial Banks	4,300,000		4,389,397
[f]KazMunaiGaz Finance Sub BV, 144A, 9.125%, 7/02/18	Oil, Gas & Consumable Fuels	4,100,000		5,073,340
				10,279,369
Luxembourg 0.1%				
[f]Intelsat Jackson Holding SA, senior note, 144A, 7.50%, 4/01/21	Diversified Telecommunication Services	1,200,000		1,195,500
Mexico 0.1%				
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,200,000		1,229,478
Netherlands 0.1%				
[f]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Semiconductors & Semiconductor Equipment	1,100,000		1,233,375
Russia 0.8%				
[h]Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%, 6/25/12	Commercial Banks	495,000		517,584
[f]Gazprom, secured note, 144A, 7.51%, 7/31/13	Oil, Gas & Consumable Fuels	6,600,000		7,287,687
[f]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,117,500
				9,922,771
South Africa 0.1%				
[f,i]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 6.971%, 6/15/15	Specialty Retail	500,000	EUR	605,231
[h,i]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 4.721%, 6/15/14	Specialty Retail	800,000	EUR	1,024,682
				1,629,913
Spain 0.1%				
[f]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Pharmaceuticals	1,100,000		1,130,250
Switzerland 0.0%†				
[f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Oil, Gas & Consumable Fuels	500,000		492,500
United Kingdom 0.3%				
[f]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	Air Freight & Logistics	200,000		218,500
11.50%, 4/01/18	Air Freight & Logistics	900,000		951,750
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	1,200,000		1,164,000
[f]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	Chemicals	1,200,000		1,191,000
[f]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	Independent Power Producers & Energy Traders	200,000	GBP	335,223
				3,860,473
United States 5.8%				
Advanced Micro Devices Inc., senior note, 7.75%, 8/01/20	Semiconductors & Semiconductor Equipment	1,200,000		1,242,000
[f]AES Corp., senior note, 144A, 7.375%, 7/01/21	Independent Power Producers & Energy Traders	300,000		304,875
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	500,000		525,000
Alpha Natural Resources Inc., senior note,				
6.00%, 6/01/19	Oil, Gas & Consumable Fuels	400,000		401,000
6.25%, 6/01/21	Oil, Gas & Consumable Fuels	400,000		404,000
[f]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	Airlines	1,200,000		1,182,000
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	Oil, Gas & Consumable Fuels	1,000,000		1,275,511

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000	382,000
[f]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	Specialty Retail	1,200,000	1,209,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	Paper & Forest Products	1,100,000	1,031,250
[f]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	Specialty Retail	1,100,000	1,174,250
Pinnacle Foods Finance LLC, senior note, 8.25%, 9/01/17	Food Products	1,100,000	1,146,750
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	Oil, Gas & Consumable Fuels	1,100,000	1,160,500
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	Oil, Gas & Consumable Fuels	1,100,000	1,164,625
[f,g]Radio One Inc., senior sub. note, 144A, PIK, 15.00%, 5/24/16	Media	818,000	834,360
[f]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 8.75%, 5/15/18	Containers & Packaging	1,200,000	1,185,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	Hotels, Restaurants & Leisure	400,000	429,000
[f]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	Oil, Gas & Consumable Fuels	1,200,000	1,230,000
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	Hotels, Restaurants & Leisure	700,000	486,500
[j]Station Casinos Inc.,			
senior note, 7.75%, 8/15/16	Hotels, Restaurants & Leisure	700,000	70
senior sub. note, 6.875%, 3/01/16	Hotels, Restaurants & Leisure	900,000	90
SunGard Data Systems Inc., senior note, 7.625%, 11/15/20	IT Services	800,000	812,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	Independent Power Producers & Energy Traders	400,000	244,000
[f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A,			
11.50%, 10/01/20	Independent Power Producers & Energy Traders	900,000	888,750
15.00%, 4/01/21	Independent Power Producers & Energy Traders	355,000	292,875
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	Diversified Financial Services	1,100,000	1,248,500
[f]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	Auto Components	1,000,000	1,115,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	Trading Companies & Distributors	1,200,000	1,221,000
[g]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	Health Care Providers & Services	1,000,000	1,050,000
[f]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000	1,194,000
Vulcan Materials Co., senior note, 7.50%, 6/15/21	Construction Materials	300,000	299,935
[f]West Corp., senior note, 144A, 7.875%, 1/15/19	Diversified Telecommunication Services	1,200,000	1,167,000
			69,906,795
Total Corporate Bonds and Notes (Cost $108,579,085)			110,116,568
[i]**Senior Floating Rate Interests 3.1%**			
Luxembourg 0.1%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Diversified Telecommunication Services	825,960	829,745
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Pharmaceuticals	168,006	168,282
			998,027
Netherlands 0.1%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Software	1,645,675	1,596,963
UPC Financing Partnership, Term Loan T, 3.691%, 12/31/16	Media	156,473	156,620
			1,753,583
United States 2.9%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	Metals & Mining	294,860	295,474
[k]Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	Hotels, Restaurants & Leisure	274,524	275,801
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	Containers & Packaging	3,158,900	3,226,027
ARAMARK Corp.,			
[k]Extended Synthetic L/C, 3.286%, 7/26/16	Commercial Services & Supplies	12,688	12,645
Synthetic L/C, 1.911%, 1/26/14	Commercial Services & Supplies	16,455	16,126
Term Loan B, 2.121%, 1/26/14	Commercial Services & Supplies	204,258	200,173
[k]Term Loan B Extended, 3.496%, 7/26/16	Commercial Services & Supplies	192,686	192,032
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	Diversified Financial Services	476,900	479,955
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.436%, 4/28/15	Health Care Equipment & Supplies	121,235	120,659
Parent Term Loan, 3.436% - 3.496%, 4/28/15	Health Care Equipment & Supplies	498,056	495,690
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	Commercial Services & Supplies	494,500	506,833
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	Hotels, Restaurants & Leisure	848,387	847,399
Celanese U.S. Holdings LLC, Term Loan C, 3.303%, 10/31/16	Chemicals	183,698	184,666
Cinemark USA Inc., Extended Term Loan, 3.44% - 3.52%, 4/30/16	Media	209,468	210,534

Clear Channel Communications Inc.,			
[k]Tranche A Term Loan, 3.586%, 5/13/14	Media	417,178	376,279
Tranche B Term Loan, 3.836%, 1/29/16	Media	1,060,371	896,511
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.504%, 7/25/14	Health Care Providers & Services	18,807	18,207
Extended Term Loan, 3.754%, 1/25/17	Health Care Providers & Services	459,443	449,105
Term Loan, 2.504%, 7/25/14	Health Care Providers & Services	365,466	353,793
Consolidated Container Co. LLC, Second Lien Term Loan, 5.688%, 9/28/14	Containers & Packaging	469,613	428,522
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.936%, 3/29/16	Media	595,784	595,009
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	Health Care Providers & Services	391,371	392,978
Dean Foods Co., 2016 Tranche B Term Loan, 3.50%, 4/02/16	Food Products	203,904	199,741
[k]Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	Food Products	528,212	527,634
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	Hotels, Restaurants & Leisure	171,489	171,749
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	Commercial Services & Supplies	297,348	297,719
Dollar General Corp., Tranche B-1 Term Loan, 2.936% - 3.023%, 7/07/14	Multiline Retail	265,444	265,879
[b]EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	1,089,793	1,096,386
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/29/15	Air Freight & Logistics	300,000	304,059
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	IT Services	243,758	244,889
First Data Corp.,			
Term Loan B-1, 2.936%, 9/24/14	IT Services	1,170,728	1,086,582
Term Loan B-2, 2.936%, 9/24/14	IT Services	220,150	204,327
Term Loan B-3, 2.936%, 9/24/14	IT Services	220,150	204,327
[k]Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	Building Products	308,657	310,179
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	Containers & Packaging	127,638	128,179
HCA Inc., Tranche B-2 Term Loan, 3.496%, 3/31/17	Health Care Providers & Services	969,730	957,909
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	Road & Rail	163,600	161,139
Tranche B Term Loan, 3.75%, 3/11/18	Road & Rail	369,075	367,748
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	Media	197,156	200,853
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	Commercial Services & Supplies	305,344	305,988
[k]KAR Auction Services Inc., Term Loan, 5.00%, 5/19/17	Commercial Services & Supplies	341,887	343,223
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.50% - 5.50%, 11/18/17	Consumer Finance	106,662	106,896
MSCI Inc., Term Loan B, 3.75%, 3/09/17	Diversified Financial Services	245,248	246,883
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	Chemicals	493,020	496,062
Term Loan C-1, 1.996%, 5/13/16	Chemicals	103,868	103,349
[k]Penn National Gaming Inc., Term B Facility Loan, 5.00%, 7/08/18	Hotels, Restaurants & Leisure	75,700	75,960
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	Chemicals	55,278	56,936
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	Media	1,638,891	1,132,884
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.438%, 7/22/13	Machinery	199,744	197,996
Tranche B-1 Term B Loan, 2.688% - 2.813%, 7/22/13	Machinery	429,244	426,025
Regal Cinemas Corp., Term Loan, 3.496%, 8/23/17	Media	199,000	199,195
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	Hotels, Restaurants & Leisure	175,600	165,942
Reynolds Group Holdings Inc., U.S. Term Loan, 4.25%, 2/09/18	Containers & Packaging	216,423	215,537
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	Chemicals	452,436	455,465
[k]SBA Senior Finance II LLC, Term Loan, 5.00%, 6/30/18	Wireless Telecommunication Services	138,500	138,846
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802	257,700
[b,g]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	Household Durables	323,355	323,355
Summit Entertainment LLC, Term Loan, 7.50%, 9/07/16	Media	1,470,389	1,460,280
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.845% - 3.893%, 2/28/16	IT Services	338,238	338,025
SUPERVALU Inc., Term Loan B-2, 3.436%, 10/05/15	Food & Staples Retailing	530,809	523,541
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Machinery	253,653	253,992
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	Aerospace & Defense	470,067	472,307
TransUnion LLC, Term Loan, 4.75%, 2/10/18	Diversified Financial Services	379,956	381,144
[d,g]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/13	Hotels, Restaurants & Leisure	1,644,351	1,627,907
Term Loan B, PIK, 3.00%, 2/09/15	Hotels, Restaurants & Leisure	3,333,999	2,800,559
[k]TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	Media	218,764	219,927
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	Health Care Providers & Services	740,473	743,353
Univision Communications Inc., Extended First Lien Term Loan, 4.436%, 3/31/17	Media	1,744,115	1,660,279
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000	452,880
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	Diversified Consumer Services	845,750	845,486
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	Metals & Mining	204,843	205,269

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]	Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2011, the aggregate value of these securities was $1,471,611, representing 0.12% of net assets.
[c]	See Note 7 regarding investment in FT Holdings Corporation IV.
[d]

At June 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e]	See Note 5 regarding Restricted securities.
[f]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2011, the aggregate value of these securities was $67,360,394, representing 5.55% of net assets.

[g]	Income may be received in additional securities and/or cash.
[h]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2011, the aggregate value of these securities was $8,205,075, representing 0.68% of net assets.

[i]	The coupon rate shown represents the rate at period end.
[j]	Defaulted security or security for which income has been deemed uncollectible.
[k]	A portion or all of the security purchased on a delayed delivery basis.
[l]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[m]	Principal amount is stated in 1,000 Brazilian Real Units.
[n]	Redemption price at maturity is adjusted for inflation.
[o]	Principal amount is stated in 100 Mexican Peso Units.
[p]	A supranational organization is an entity formed by two or more central governments through international treaties.
[q]	The security is traded on a discount basis with no stated coupon rate.
[r]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

Malaysian Ringgit	JPHQ	Buy	15,868,000	4,889,081		7/27/11	355,074	-
South Korean Won	HSBC	Buy	13,960,588,400	12,496,051		8/09/11	554,074	-
Japanese Yen	UBSW	Sell	257,607,000	3,031,491		8/18/11	-	(169,244)
Japanese Yen	DBAB	Sell	156,815,000	1,845,425		8/18/11	-	(102,982)
Japanese Yen	JPHQ	Sell	128,008,000	1,498,572		8/18/11	-	(91,912)
Japanese Yen	HSBC	Sell	127,414,000	1,499,218		8/19/11	-	(83,895)
Japanese Yen	BZWS	Sell	127,736,000	1,503,732		8/22/11	-	(83,411)
Japanese Yen	DBAB	Sell	127,899,000	1,507,532		8/22/11	-	(81,636)
Japanese Yen	MSCO	Sell	100,400,000	1,181,955		8/22/11	-	(65,533)
Japanese Yen	FBCO	Sell	253,342,000	2,980,494		8/23/11	-	(167,344)
Japanese Yen	CITI	Sell	255,214,000	3,009,493		8/23/11	-	(161,605)
Japanese Yen	DBAB	Sell	126,234,000	1,491,035		8/23/11	-	(77,454)
Japanese Yen	JPHQ	Sell	254,671,000	3,001,426		8/24/11	-	(162,944)
Japanese Yen	BZWS	Sell	253,823,000	2,998,996		8/24/11	-	(154,838)
Euro	BZWS	Sell	587,300	743,228		8/25/11	-	(107,028)
Japanese Yen	DBAB	Sell	228,669,000	2,694,169		8/25/11	-	(147,135)
Japanese Yen	BZWS	Sell	112,488,000	1,325,572		8/25/11	-	(72,137)
Euro	UBSW	Sell	2,984,696	3,776,894		8/26/11	-	(544,024)
Japanese Yen	HSBC	Sell	840,207,000	10,051,129		8/26/11	-	(388,844)
Japanese Yen	UBSW	Sell	312,386,000	3,721,406		8/26/11	-	(160,139)
Japanese Yen	JPHQ	Sell	227,544,000	2,687,346		8/26/11	-	(139,997)
Swedish Krona	UBSW	Buy	4,000,000	420,605	EUR	8/26/11	21,252	-
Euro	JPHQ	Sell	1,685,713	2,128,213		8/29/11	-	(311,947)
Japanese Yen	BZWS	Sell	302,200,000	3,589,329		8/30/11	-	(165,743)
Japanese Yen	JPHQ	Sell	126,519,000	1,491,266		9/01/11	-	(80,854)
Japanese Yen	JPHQ	Sell	59,426,000	709,395		9/30/11	-	(29,182)
Philippine Peso	HSBC	Buy	52,620,000	1,167,621		10/04/11	36,094	-
Philippine Peso	DBAB	Buy	65,600,000	1,457,907		10/04/11	42,733	-
Polish Zloty	DBAB	Buy	8,156,625	2,003,593	EUR	10/04/11	47,805	-
Philippine Peso	HSBC	Buy	78,450,000	1,752,759		10/05/11	41,698	-
Philippine Peso	DBAB	Buy	78,431,000	1,751,357		10/05/11	42,667	-
Philippine Peso	JPHQ	Buy	20,719,000	462,850		10/06/11	11,039	-
Swedish Krona	UBSW	Buy	57,125,412	6,115,229	EUR	10/06/11	135,848	-
Philippine Peso	DBAB	Buy	64,384,000	1,447,287		10/07/11	25,206	-
Philippine Peso	HSBC	Buy	51,618,000	1,163,904		10/11/11	16,270	-
Philippine Peso	CITI	Buy	25,771,000	582,685		10/11/11	6,533	-
Philippine Peso	JPHQ	Buy	25,704,000	580,239		10/11/11	7,448	-
Philippine Peso	DBAB	Buy	51,520,000	1,163,531		10/11/11	14,402	-
Malaysian Ringgit	DBAB	Buy	2,848,623	908,217		10/12/11	27,883	-
Philippine Peso	DBAB	Buy	15,341,000	348,137		10/12/11	2,588	-
Malaysian Ringgit	DBAB	Buy	1,229,347	391,874		10/13/11	12,079	-
Philippine Peso	HSBC	Buy	25,578,000	576,146		10/13/11	8,572	-
Philippine Peso	JPHQ	Buy	62,743,000	1,415,841		10/13/11	18,476	-
Euro	HSBC	Sell	1,548,000	2,152,030		10/17/11	-	(85,578)
Philippine Peso	JPHQ	Buy	36,056,000	821,377		10/17/11	2,623	-
Euro	HSBC	Sell	1,545,000	2,167,172		10/18/11	-	(66,028)
Euro	HSBC	Sell	2,080,000	2,904,928		10/19/11	-	(101,483)
Philippine Peso	HSBC	Buy	50,025,000	1,133,788		10/19/11	9,279	-
Philippine Peso	DBAB	Buy	13,962,000	317,030		10/19/11	2,001	-
Philippine Peso	DBAB	Buy	55,813,000	1,257,503		10/21/11	17,629	-

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

Philippine Peso	JPHQ	Buy	28,025,000	631,592		10/21/11	8,681	-
Philippine Peso	HSBC	Buy	50,025,000	1,132,505		10/26/11	9,963	-
Philippine Peso	DBAB	Buy	99,945,000	2,265,761		10/26/11	16,777	-
Philippine Peso	JPHQ	Buy	50,004,000	1,133,826		10/26/11	8,162	-
Japanese Yen	DBAB	Sell	166,350,000	2,032,160		11/16/11	-	(36,320)
Japanese Yen	JPHQ	Sell	83,068,000	1,015,129		11/16/11	-	(17,781)
Euro	UBSW	Sell	592,176	802,162		11/17/11	-	(52,967)
Japanese Yen	BZWS	Sell	205,908,000	2,503,349		11/17/11	-	(57,041)
Japanese Yen	UBSW	Sell	66,358,000	805,902		11/17/11	-	(19,235)
Japanese Yen	HSBC	Sell	43,408,000	525,139		11/17/11	-	(14,623)
Japanese Yen	BZWS	Sell	231,295,000	2,789,375		11/21/11	-	(86,811)
Japanese Yen	BOFA	Sell	179,374,000	2,166,353		11/28/11	-	(64,349)
Japanese Yen	BZWS	Sell	261,349,000	3,156,008		11/29/11	-	(94,172)
Japanese Yen	CITI	Sell	64,869,000	783,821		11/29/11	-	(22,901)
Australian Dollar	DBAB	Buy	5,138,500	4,714,574		12/01/11	688,139	-
Japanese Yen	DBAB	Sell	160,839,000	1,921,843		12/01/11	-	(78,419)
Australian Dollar	DBAB	Buy	4,625,000	4,371,699		12/09/11	486,149	-
Australian Dollar	BZWS	Buy	2,567,000	2,397,578		12/12/11	297,628	-
Euro	DBAB	Sell	292,125	389,455		12/15/11	-	(32,008)
Malaysian Ringgit	DBAB	Buy	20,000,000	6,301,197		12/15/11	241,364	-
British Pound	DBAB	Sell	200,000	314,540		12/16/11	-	(5,772)
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,546,608		12/16/11	161,775	-
Japanese Yen	BZWS	Sell	126,590,000	1,530,713		1/10/12	-	(44,343)
Japanese Yen	UBSW	Sell	63,290,000	765,417		1/10/12	-	(22,050)
Japanese Yen	CITI	Sell	63,300,000	765,899		1/10/12	-	(21,692)
Malaysian Ringgit	HSBC	Buy	2,848,623	916,251		1/10/12	14,008	-
Japanese Yen	DBAB	Sell	63,500,000	768,012		1/12/12	-	(22,089)
Japanese Yen	HSBC	Sell	63,560,000	770,284		1/12/12	-	(20,564)
Japanese Yen	BZWS	Sell	145,330,000	1,759,443		1/13/12	-	(48,856)
Japanese Yen	HSBC	Sell	146,430,000	1,774,113		1/13/12	-	(47,873)
Japanese Yen	UBSW	Sell	115,600,000	1,400,126		1/13/12	-	(38,252)
Philippine Peso	JPHQ	Buy	121,522,000	2,760,295		1/13/12	-	(589)
Philippine Peso	HSBC	Buy	19,500,000	443,353		1/17/12	-	(622)
Philippine Peso	HSBC	Buy	38,654,000	867,752		1/18/12	9,802	-
Philippine Peso	DBAB	Buy	22,045,000	494,782		1/18/12	5,701	-
Philippine Peso	JPHQ	Buy	55,049,000	1,223,719		1/19/12	25,973	-
Philippine Peso	DBAB	Buy	13,793,000	310,583		1/19/12	2,538	-
Euro	DBAB	Sell	1,099,250	1,492,832		1/26/12	-	(90,887)
Japanese Yen	BZWS	Sell	291,270,000	3,540,846		1/26/12	-	(84,004)
Japanese Yen	UBSW	Sell	254,830,000	3,099,933		1/26/12	-	(71,422)
Japanese Yen	DBAB	Sell	242,274,032	2,950,714		1/26/12	-	(64,382)
Philippine Peso	HSBC	Buy	50,025,000	1,110,926		1/26/12	24,243	-
Chilean Peso	DBAB	Buy	844,670,000	1,669,803		1/27/12	93,093	-
Euro	DBAB	Sell	887,364	1,199,965		1/27/12	-	(78,441)
Japanese Yen	HSBC	Sell	313,645,839	3,826,816		1/27/12	-	(76,556)
Chilean Peso	DBAB	Buy	1,944,130,000	3,874,312		1/30/12	181,864	-
Chilean Peso	JPHQ	Buy	256,050,000	506,929		1/30/12	27,286	-
Swedish Krona	DBAB	Buy	1,850,000	206,002	EUR	1/30/12	-	(8,033)
Chilean Peso	DBAB	Buy	1,172,830,000	2,336,082		1/31/12	110,599	-
Euro	DBAB	Sell	2,427,000	3,300,720		1/31/12	-	(195,330)

Indian Rupee	JPHQ	Buy	25,080,000	520,116		2/06/12	20,752	-
Australian Dollar	UBSW	Buy	4,948,261	4,798,576		2/08/12	359,010	-
Australian Dollar	MSCO	Buy	4,949,627	4,812,770		2/08/12	346,240	-
Norwegian Krone	UBSW	Buy	14,083,800	1,777,181	EUR	2/08/12	10,903	-
Norwegian Krone	UBSW	Buy	19,684,700	2,474,911	EUR	2/09/12	28,079	-
Norwegian Krone	DBAB	Buy	28,125,000	3,537,068	EUR	2/09/12	38,710	-
Chilean Peso	DBAB	Buy	401,200,000	815,116		2/13/12	20,607	-
Euro	DBAB	Sell	288,563	390,122		2/14/12	-	(25,350)
Malaysian Ringgit	HSBC	Buy	5,278,000	1,705,001		2/17/12	14,516	-
Norwegian Krone	DBAB	Buy	1,526,000	257,223		2/17/12	21,068	-
Chilean Peso	DBAB	Buy	195,280,000	403,805		2/21/12	2,606	-
Chilean Peso	DBAB	Buy	301,900,000	623,709		2/23/12	4,454	-
Chilean Peso	CITI	Buy	866,360,000	1,785,389		2/27/12	16,429	-
Chilean Peso	DBAB	Buy	494,720,000	1,010,602		2/27/12	18,295	-
Chilean Peso	DBAB	Buy	401,810,000	818,184		3/01/12	17,199	-
Chilean Peso	DBAB	Buy	401,810,000	818,184		3/02/12	17,105	-
Chilean Peso	DBAB	Buy	503,570,000	1,026,019		3/05/12	20,455	-
Chilean Peso	DBAB	Buy	500,540,000	1,017,048		3/07/12	22,894	-
Chilean Peso	DBAB	Buy	486,980,000	996,888		3/09/12	14,651	-
Swedish Krona	DBAB	Buy	41,000,000	4,583,720	EUR	3/12/12	-	(211,494)
Chilean Peso	DBAB	Buy	985,820,000	2,010,029		3/15/12	36,298	-
Chilean Peso	DBAB	Buy	474,950,000	951,613		3/30/12	32,597	-
Chilean Peso	DBAB	Buy	504,600,000	1,007,125		4/02/12	38,169	-
Indian Rupee	DBAB	Buy	36,463,000	778,292		4/11/12	1,193	-
Indian Rupee	DBAB	Buy	78,190,000	1,675,021		4/13/12	-	(3,902)
Chilean Peso	MSCO	Buy	758,240,000	1,540,356		4/16/12	27,860	-
Indian Rupee	JPHQ	Buy	52,519,000	1,122,201		4/16/12	-	(122)
Indian Rupee	JPHQ	Buy	51,553,000	1,095,009		4/18/12	6,179	-
Indian Rupee	DBAB	Buy	18,126,000	383,781		4/19/12	3,351	-
Indian Rupee	JPHQ	Buy	25,753,000	546,541		4/19/12	3,488	-
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,432,116		4/19/12	-	(9,658)
Swedish Krona	DBAB	Buy	123,614,356	13,666,807	EUR	4/19/12	-	(434,875)
Chilean Peso	MSCO	Buy	679,390,000	1,372,505		4/20/12	31,991	-
Malaysian Ringgit	JPHQ	Buy	12,561,000	4,107,452		4/23/12	-	(32,829)
Malaysian Ringgit	JPHQ	Buy	1,600,000	524,487		4/25/12	-	(5,540)
Indian Rupee	DBAB	Buy	36,620,000	777,660		4/26/12	3,839	-
Chilean Peso	JPHQ	Buy	430,475,000	872,997		4/27/12	16,212	-
Indian Rupee	JPHQ	Buy	31,143,000	660,509		4/27/12	4,030	-
Chilean Peso	CITI	Buy	693,880,000	1,426,269		4/30/12	6,553	-
Indian Rupee	JPHQ	Buy	25,944,000	550,828		4/30/12	2,583	-
Swedish Krona	DBAB	Buy	6,617,360	730,724	EUR	5/07/12	-	(22,404)
Euro	JPHQ	Sell	40,000,000	57,695,400		5/09/12	271,716	-
Euro	DBAB	Sell	20,000,000	28,276,200		5/11/12	-	(433,639)
Swedish Krona	DBAB	Buy	51,264,580	5,669,606	EUR	5/14/12	-	(187,277)
Malaysian Ringgit	JPHQ	Buy	3,200,000	1,048,802		5/18/12	-	(12,562)
Euro	DBAB	Sell	292,956	409,054		5/21/12	-	(11,335)
Chilean Peso	MSCO	Buy	375,660,000	761,170		5/22/12	12,613	-
Chilean Peso	DBAB	Buy	154,820,000	315,895		5/29/12	2,750	-
Chilean Peso	CITI	Buy	108,420,000	221,945		5/31/12	1,151	-
Indian Rupee	DBAB	Buy	49,615,000	1,039,711		6/01/12	14,768	-

ABBREVIATIONS

Counterparty

BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
CITI - Citibank N.A.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank USA
JPHQ - JPMorgan Chase Bank, N.A.
MSCO - Morgan Stanley & Co., Inc.
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo
PLN - Polish Zloty

Selected Portfolio

ADR - American Depository Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

AGMC - Assured Guaranty Municipal Corp. FRN - Floating Rate Note L/C - Letter of Credit MTN - Medium Term Note PIK - Payment-In-Kind

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of five funds (Funds).

On December 2, 2010, the Trust’s Board of Trustees approved a proposal to change the name of the following fund, effective July 1, 2011, as follows:

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the
Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Funds’pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Templeton Income Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’investment objectives.

4. INCOME TAXES

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

7. FT HOLDINGS CORPORATION IV

The Templeton Income Fund invests in certain securities through its investment in FT Holdings
Corporation IV, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The
Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At
June 30, 2011, all Subsidiary investments are reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
i Level 1 – quoted prices in active markets for identical securities
i Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
i Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Funds’assets and liabilities carried at fair value:

Level 1	Level 2	Level 3	Total
Templeton Asian Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments	$ 9,718,140	$ -	$ -	$ 9,718,140
Short Term Investments	-	500,000	-	500,000
Total Investments in Securities	$ 9,718,140	$ 500,000	$ -	$ 10,218,140
Templeton BRIC Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 762,483,586	$ -	$ -	$ 762,483,586
Short Term Investments	9,029,122	-	-	9,029,122
Total Investments in Securities	$ 771,512,708	$ -	$ -	$ 771,512,708
Templeton Emerging Markets Small Cap Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
China	$ 51,260,780	$ -	$ 2,369,655 [c]	$ 53,630,435
All Other Equity Investments[b]	372,443,188	-	-	372,443,188
Short Term Investments	14,947,716	-	-	14,947,716
Total Investments in Securities	$ 438,651,684	$ -	$ 2,369,655	$ 441,021,339
Templeton Frontier Markets Fund				
Assets:				
Investments in Securities:				
Closed End Funds	$ 1,782,810	$ -	$ -	$ 1,782,810
Equity Investments:[a]				
Malawi	-	1,119,989	-	1,119,989
All Other Equity Investments[b]	271,150,404	-	-	271,150,404
Participatory Notes	-	13,604,636	-	13,604,636
Convertible Bonds	-	841	-	841
Short Term Investments	3,867,522	-	-	3,867,522
Total Investments in Securities	$ 276,800,736	$ 14,725,466	$ -	$ 291,526,202
Templeton Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
United States	$ 197,675,156	$ -	$ 51,870	$ 197,727,026
All Other Equity Investments[b]	584,983,195	-	-	584,983,195
Equity-Linked Securities	-	9,156,803	-	9,156,803
Corporate Bonds and Notes	-	110,116,568	-	110,116,568
Senior Floating Rate Interests	-	37,332,323	323,355	37,655,678
Foreign Government and Agency Securities	-	190,172,000	-	190,172,000
Municipal Bonds	-	3,988,932	-	3,988,932
Short Term Investments	55,210,872	11,986,969	-	67,197,841
Total Investments in Securities	$ 837,869,223	$ 362,753,595	$ 375,225	$ 1,200,998,043
Forward Exchange Contracts	$ -	$ 6,490,925	$ -	$ 6,490,925
Liabilities:				
Forward Exchange Contracts	-	6,739,292	-	6,739,292
Unfunded Loan Commitments	-	5,720	-	5,720

[a]Includes common and preferred stocks as well as other equity investments.

[b]For detailed country descriptions, see the accompanying Statements of Investments.

[c]Includes securities determined to have no value at June 30, 2011.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
(ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value
Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards
(IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the
Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder reports.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/ LAURA F. FERGERSON________ Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________ Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: August 25, 2011

By /s/ MARK OTANI_________________ Mark Otani Chief Financial Officer and Chief Accounting Officer Date: August 25, 2011